Loss per share (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Antidilutive Securities Excluded From Computation Of Earnings Per Share	23,228,585	29,658,727	22,893,652